Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of credit risk

The tables below detail the credit risk exposures of the Group’s financial assets which are subject to ECL assessment:-

		Internal credit	12-month or	2025 Gross carrying amount	2025 Gross carrying amount	2024 Gross carrying amount
	Notes	rating	lifetime ECL	US$	HK$	HK$
Financial assets at amortised cost

Trade receivables	18		Lifetime ECL (provision matrix)	437,456	3,404,848	3,319,847
Deposits and other receivables	15		12-month ECL	3,130,320	24,364,221	23,470,279
Amounts due from related companies	16	(Note 1)	12-month ECL	2,053,584	15,983,658	17,304,600
Amounts due from shareholders	16	(Note 1)	12-month ECL	-	-	74,100

Note1: These balances are repayable on demand.

Schedule of remaining contractual maturity for financial liabilities

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2025

Bank loans	9,929,265	39,717,059	18,665,748	68,312,072
Loans from related companies	-	42,066,921	7,203,202	49,270,123
Loans from directors	-	48,854,141	-	48,854,141
Amounts due to related companies	402,561	-	-	402,561
Lease liabilities	34,049,654	29,626,146	-	63,675,800
Trade payables	12,567,498	-	-	12,567,498
Other payables	9,533,568	-	-	9,533,568

	66,482,546	160,264,267	25,868,950	252,615,763

US$	8,541,691	20,590,786	3,323,648	32,456,125

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2024

Bank loans	10,013,806	40,055,223	28,845,729	78,914,758
Loans from related companies	16,802,118	24,606,150	5,379,624	46,787,892
Amounts due to directors	42,573,611	-	-	42,573,611
Amounts due to related companies	165,724	-	-	165,724
Lease liabilities	41,371,011	38,337,962	-	79,708,973
Trade payables	16,657,404	-	-	16,657,404
Other payables	5,740,176	-	-	5,740,176

	133,323,850	102,999,335	34,225,353	270,548,538